DIVIDENDS ON ORDINARY SHARES - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0124	£ 0	£ 0.0326
Total dividends paid	£ 877	£ 0	£ 2,312
Final dividend recommended by Directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0057	£ 0	£ 0.0214
Total dividends paid	£ 404	£ 0	£ 1,523
Interim dividend paid in the year
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0067	£ 0	£ 0.0112
Total dividends paid	£ 473	£ 0	£ 789